Parent Company Financial Statements - Schedule of Condensed Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Interest expense	$ 3,679	$ 467	$ 61
Other expenses	377	240	94
Income tax (benefit) expense	611	264	154
Net income	11,466	1,098	547
Preferred stock dividends	59	50	18
Net income available to common stockholders, basic	11,407	1,048	529
Net income available to common shareholders, diluted	11,407	1,048	529
Parent
Income
Dividends from banking subsidiary	367	1,410	173
Other (loss) income	(8)	(2)	36
Total income	359	1,408	209
Expenses
Interest expense	22	19	17
Other expenses	40	26	11
Total expenses	62	45	28
Income before income taxes and equity in undistributed net income of subsidiaries	297	1,363	181
Income tax (benefit) expense	(14)	44	2
Income before equity in undistributed net income of subsidiaries	311	1,319	179
Equity in undistributed (distributed) net income of subsidiaries	11,155	(221)	368
Net income	11,466	1,098	547
Preferred stock dividends	59	50	18
Net income available to common stockholders, basic	11,407	1,048	529
Net income available to common shareholders, diluted	$ 11,407	$ 1,048	$ 529